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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_];  Amendment Number: _________
   This Amendment (Check only one.):  [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bain Pumbaa LuxCo S.a.r.l.*
Address:  John Hancock Tower
          200 Clarendon Street
          Boston, Massachusetts 02116

Form 13F File Number: 28-14359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael D. Ward
Title: Managing Director and Chief Operating Officer of Bain Capital Investors, LLC ("BCI") which is the general partner of Bain Capital Partners IX, L.P., which is the general partner of Bain Capital Fund IX, L.P., which was a shareholder of Bain Pumbaa LuxCo S.a.r.l. BCI is also the general partner of Bain Capital Lion Holdings, L.P., which is a shareholder of Bain Pumbaa Luxo S.a.r.l.

Phone:  617-516-2000

Signature, Place, and Date of Signing:

      /s/ Michael D. Ward            Boston, MA                 8/14/2012
   -------------------------       -------------                ---------
          [Signature]              [City, State]                 [Date]

* The report on Form 13F for the period ended June 30, 2012 for Bain Pumbaa LuxCo S.a.r.l. ("Pumbaa") is being filed by Bain Capital Investors, LLC ("BCI"), which is the general partner of Bain Capital Partners IX, L.P., which is the general partner of Bain Capital Fund IX, L.P., which was a shareholder of Pumbaa. BCI is also the general partner of Bain Capital Lion Holdings, L.P., which is a shareholder of Pumbaa.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number     Name
     --------------------     ----
     28-11185                 Bain Capital Investors, LLC
     28-13942                 Bain Capital Partners IX, L.P.
     28-13938                 Bain Capital Fund IX, L.P.
     28-14366                 Bain Capital Lion Holdings, L.P.